Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Class A ordinary shares
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	44,000,000	44,000,000
Ordinary shares, shares issued	18,286,923	18,286,923
Ordinary shares, shares outstanding	18,286,923	18,286,923
Class B ordinary shares
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	5,763,077	5,763,077
Ordinary shares, shares outstanding			5,763,077	5,763,077